FINANCIAL INSTRUMENTS (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Financial instruments
Balance at beginning of the period	$ 22,726,000
Balance at the end of the period	$ 22,787,000
Warrants | Risk-free interest rate | Minimum
Financial instruments
Significant unobservable input		0.0435
Warrants | Risk-free interest rate | Maximum
Financial instruments
Significant unobservable input	0.0371	0.0448
Warrants | Volatility | Minimum
Financial instruments
Significant unobservable input	1.3897	1.205
Warrants | Volatility | Maximum
Financial instruments
Significant unobservable input	1.4956	1.336
Level 3 | Financial liabilities at fair value through profit or loss | Warrants
Financial instruments
Balance at beginning of the period	$ 1,421,000	$ 741,000
Initial recognition of financial liability		9,860,000
Initial recognition of unrecognized day 1 loss		(952,000)
Exercise of financial liability	(141,000)
Fair value adjustments recognized in profit or loss	(1,269,000)	(7,108,000)
Balance at the end of the period	$ 11,000	$ 2,541,000